Business (Details) (USD $)	6 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity Incorporation, Date Of Incorporation	Jul. 05, 2010
Entity Incorporation, State Country Name	Quebec in Canada
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 92,656,784